Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0001815442
Registrant Name	Kymera Therapeutics, Inc.
Registration File Number	333-282912
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES